Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Future amortization of the intangible assets
2013	$ 567
2014	2,217
2015	2,185
2016	2,172
2017	1,996
Thereafter	11,579
Total	$ 20,716